LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LEASES
Rent expense	$ 158,612	$ 235,894	$ 271,585
Right-of-use assets, Net	136,695	18,372
Total operating lease liabilities	$ 113,355	$ 15,676
Operating lease agreements expiration dates	expiration dates between 2019 and 2021
Operating Lease, Weighted Average Discount Rate, Percent	3.95%